UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00572
American Mutual Fund
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Mariah L. Coria
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class A
| AMRMX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 29	0.57% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 114,655
Total number of portfolio holdings	157
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder do cume
nts will be
maile
d to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-003-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class C
| AMFCX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 67	1.32% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 114,655
Total number of portfolio holdings	157
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net
assets
)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-003-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class T
| TAMFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 16	0.32% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 114,655
Total number of portfolio holdings	157
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net assets)
Changes in
and
disagreements
with
accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-003-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class F-1
| AMFFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 33	0.64% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 114,655
Total number of portfolio holdings	157
Portfolio turnover rate	25%
Portfolio holdings
by
sector
(percent of net assets)
Changes in and disagreements
with
accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31,
2024
and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-003-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class F-2
| AMRFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were
the
fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 19	0.38% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 114,655
Total number of portfolio holdings	157
Portfolio turnover rate	25%
Portfolio holdings
by
sector
(percent of net assets)
Changes in
and
disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”)
was
dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-003-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class F-3
| AFMFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the
fund
costs for the
last
six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 14	0.27% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 114,655
Total number of portfolio holdings	157
Portfolio turnover rate	25%
Portfolio holdings
by
sector
(percent of net assets)
Changes in
and
disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was
dismissed
and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-003-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class 529-A
| CMLAX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the
fund
costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 31	0.60% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 114,655
Total number of portfolio holdings	157
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements
with
accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year
ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-003-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class 529-C
| CMLCX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund
costs
for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 70	1.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 114,655
Total number of portfolio holdings	157
Portfolio turnover rate	25%
Portfolio holdings by
sector
(percent of net assets)
Changes in and disagreements
with
accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was
dismissed
and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-003-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class 529-E
| CMLEX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs
for
the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 43	0.85% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 114,655
Total number of portfolio holdings	157
Portfolio turnover rate	25%
Portfolio holdings by
sector
(percent of net assets)
Changes in
and
disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader
effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-003-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class 529-T
| TAFMX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last
six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 19	0.37% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 114,655
Total number of portfolio holdings	157
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net
assets
)
Changes in
and
disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight
and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-003-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class 529-F-1
| CMLFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the
fund
costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 23	0.45% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 114,655
Total number of portfolio holdings	157
Portfolio turnover rate	25%
Portfolio holdings by
sector
(percent of net assets)
Changes in and
disagreements
with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including
a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-003-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class 529-F-2
| FFMMX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund
costs
for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 18	0.36% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 114,655
Total number of portfolio holdings	157
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net assets)
Changes in
and
disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed
and
PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-003-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class 529-F-3
| FFFMX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 17	0.33% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 114,655
Total number of portfolio holdings	157
Portfolio turnover rate	25%
Portfolio holdings by
sector
(percent of net assets)
Changes in
and
disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and
PricewaterhouseCoopers
LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-003-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class R-1
| RMFAX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 69	1.36% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 114,655
Total number of portfolio holdings	157
Portfolio turnover rate	25%
Portfolio holdings
by
sector
(percent of net assets)
Changes
in
and disagreements
with
accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-003-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class R-2
| RMFBX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 69	1.36% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 114,655
Total number of portfolio holdings	157
Portfolio turnover rate	25%
Portfolio holdings
by
sector
(percent of net assets)
Changes in
and
disagreements
with
accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-003-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class R-2E
| RMEBX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the
fund
costs
for
the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 55	1.07% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 114,655
Total number of portfolio holdings	157
Portfolio turnover rate	25%
Portfolio holdings
by
sector
(percent of net assets)
Changes in
and
disagreements
with
accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-003-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class R-3
| RMFCX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund
costs
for the last
six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 47	0.91% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 114,655
Total number of portfolio holdings	157
Portfolio turnover rate	25%
Portfolio holdings
by
sector
(percent of net assets)
Changes
in
and disagreements
with
accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-003-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class R-4
| RMFEX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund
costs
for the last
six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 32	0.62% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 114,655
Total number of portfolio holdings	157
Portfolio turnover rate	25%
Portfolio holdings
by
sector
(percent of net assets)
Changes in
and
disagreements
with
accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-003-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class R-5E
| RMFHX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs
for
the last
six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 21	0.42% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 114,655
Total number of portfolio holdings	157
Portfolio turnover rate	25%
Portfolio holdings
by
sector
(percent of net assets)
Changes in
and
disagreements
with
accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-003-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class R-5
| RMFFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 16	0.32% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 114,655
Total number of portfolio holdings	157
Portfolio turnover rate	25%
Portfolio holdings
by
sector
(percent of net assets)
Changes in
and
disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed
and
PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-003-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class R-6
| RMFGX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What
were
the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 14	0.27% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 114,655
Total number of portfolio holdings	157
Portfolio turnover rate	25%
Portfolio holdings
by
sector
(percent of net assets)
Changes in
and
disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board
of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025, and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-003-0626 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Mutual Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended April 30, 2026
Lit. No. MFGEFP2-003-0626 © 2026 Capital Group. All rights reserved.

Investment portfolio April 30, 2026unaudited

Common stocks 96.73%	Shares	Value (000)
Energy 4.47%
Baker Hughes Co., Class A	9,257,282	$644,955
Canadian Natural Resources, Ltd. (CAD denominated)	3,150,036	150,365
ConocoPhillips	3,178,652	399,811
EOG Resources, Inc.	5,198,121	730,700
Exxon Mobil Corp.	10,393,719	1,604,063
Halliburton Co.	3,177,966	134,428
ONEOK, Inc.	4,680,069	432,719
TC Energy Corp.	4,748,173	317,795
TC Energy Corp. (CAD denominated)	10,592,999	710,281
		5,125,117

Materials 3.88%
Air Products and Chemicals, Inc.	3,214,058	964,378
Eastman Chemical Co.	3,050,854	222,987
Ecolab, Inc.	1,453,559	378,797
International Paper Co. (a)	34,938,367	1,062,825
Linde PLC	2,808,921	1,407,663
Newmont Corp.	1,618,796	179,832
Nutrien, Ltd.	1,100,230	83,617
Sherwin-Williams Co.	449,761	144,648
		4,444,747

Industrials 11.64%
Automatic Data Processing, Inc.	3,417,475	724,300
BAE Systems PLC (ADR)	728,266	81,318
Carrier Global Corp.	28,530,680	1,916,406
Caterpillar, Inc.	797,299	709,684
CSX Corp.	1,165,591	52,953
Emerson Electric Co.	672,817	94,490
General Dynamics Corp.	216,984	74,708
General Electric Co.	7,120,040	2,064,313
HEICO Corp., Class A	175,566	36,697
Honeywell International, Inc.	2,803,225	600,815
Illinois Tool Works, Inc.	1,036,089	267,321
Ingersoll-Rand, Inc.	1,768,717	141,250
Lockheed Martin Corp.	721,995	373,972
Northrop Grumman Corp.	299,823	173,741
Old Dominion Freight Line, Inc.	424,642	90,207
Otis Worldwide Corp.	1,510,925	117,671
Rolls-Royce Holdings PLC (ADR) (b)	43,358,582	699,807
RTX Corp.	9,431,257	1,660,561
Stanley Black & Decker, Inc.	6,362,058	497,258
Union Pacific Corp.	4,960,056	1,336,636
Waste Management, Inc.	4,084,704	949,898
Watsco, Inc.	1,548,543	678,014
		13,342,020

Consumer discretionary 5.00%
Booking Holdings, Inc.	403,125	67,870
Home Depot, Inc.	5,186,561	1,705,341
McDonald’s Corp.	2,242,289	658,314
NIKE, Inc., Class B	1,731,176	76,795
Starbucks Corp.	26,368,754	2,777,421
Tractor Supply Co.	12,792,428	449,014
		5,734,755

1	American Mutual Fund

Common stocks (continued)	Shares	Value (000)
Consumer staples 9.40%
Altria Group, Inc.	11,092,913	$805,900
British American Tobacco PLC (ADR)	22,644,679	1,331,507
Coca-Cola Co.	19,247,160	1,515,906
Constellation Brands, Inc., Class A	671,527	105,148
Costco Wholesale Corp.	82,370	83,567
Hershey Co.	2,228,450	413,912
Kenvue, Inc.	1,518,767	26,624
Mondelez International, Inc., Class A	35,928,344	2,207,438
PepsiCo, Inc.	1,615,366	256,020
Philip Morris International, Inc.	20,121,204	3,321,407
Procter & Gamble Co.	4,836,048	711,334
		10,778,763

Health care 13.24%
Abbott Laboratories	9,770,136	887,031
AbbVie, Inc.	10,972,838	2,318,780
Amgen, Inc.	1,854,614	642,160
AstraZeneca PLC	639,848	119,888
Cencora, Inc.	544,460	167,699
Cigna Group (The)	139,586	40,561
CVS Health Corp.	11,210,986	933,763
Danaher Corp.	3,381,546	605,128
Eli Lilly and Co.	3,623,053	3,386,106
GE HealthCare Technologies, Inc.	4,195,054	255,227
Gilead Sciences, Inc.	11,675,383	1,527,607
Humana, Inc.	1,021,240	241,462
Johnson & Johnson	5,464,204	1,255,947
Medtronic PLC	10,998,593	890,556
Sandoz Group AG	1,380,367	110,756
Sanofi	558,928	52,215
Sanofi (ADR)	1,577,744	73,491
Stryker Corp.	376,804	118,742
Takeda Pharmaceutical Co., Ltd. (ADR) (b)	18,157,900	302,874
Thermo Fisher Scientific, Inc.	888,861	425,729
UnitedHealth Group, Inc.	2,225,939	824,666
		15,180,388

Financials 12.33%
American International Group, Inc.	2,785,157	208,330
Apollo Asset Management, Inc.	1,843,101	237,244
Arthur J. Gallagher & Co.	311,308	64,254
Bank of America Corp.	2,295,209	122,702
Berkshire Hathaway, Inc., Class A (c)	219	155,906
Berkshire Hathaway, Inc., Class B (c)	351,327	166,389
BlackRock, Inc.	824,765	878,870
Blackstone, Inc.	5,286,242	663,846
Charles Schwab Corp. (The)	314,877	28,855
Chubb, Ltd.	2,371,826	775,587
CME Group, Inc., Class A	1,998,524	575,215
East West Bancorp, Inc.	1,761,851	222,821
Fidelity National Information Services, Inc.	12,292,603	571,975
Fifth Third Bancorp	3,287,647	166,881
Intact Financial Corp.	1,074,179	206,983
JPMorgan Chase & Co.	7,199,002	2,254,943
KKR & Co., Inc.	1,055,438	110,124
Marsh & McLennan Cos., Inc.	2,695,066	451,990
Mastercard, Inc., Class A	1,585,081	797,169
Morgan Stanley	2,269,050	432,458
National Bank of Canada	3,858,863	582,487
PNC Financial Services Group, Inc.	4,216,235	940,221
Progressive Corp.	5,285,450	1,063,855
Truist Financial Corp.	9,238,283	475,772

American Mutual Fund	2

Common stocks (continued)	Shares	Value (000)
Financials (continued)
U.S. Bancorp	6,881,139	$389,885
Visa, Inc., Class A	556,595	183,587
Wells Fargo & Co.	17,206,190	1,414,865
		14,143,214

Information technology 20.88%
Accenture PLC, Class A	2,228,343	398,227
Amphenol Corp., Class A	5,848,540	861,315
Apple, Inc.	9,905,782	2,687,934
Applied Materials, Inc.	4,024,386	1,587,580
Broadcom, Inc.	12,479,315	5,209,240
Cisco Systems, Inc.	26,383,202	2,414,063
Cognizant Technology Solutions Corp., Class A	5,279,819	279,302
Corning, Inc.	5,000,000	821,200
KLA Corp.	251,308	439,877
Microsoft Corp.	14,292,842	5,828,335
Oracle Corp.	2,393,328	386,259
Salesforce, Inc.	1,008,333	178,001
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	4,912,093	1,945,484
Texas Instruments, Inc.	3,195,307	898,137
		23,934,954

Communication services 5.64%
Alphabet, Inc., Class A	4,131,259	1,589,708
Alphabet, Inc., Class C	3,269,023	1,248,571
AT&T, Inc.	18,803,966	491,348
Comcast Corp., Class A	10,510,040	284,192
Meta Platforms, Inc., Class A	3,976,713	2,433,390
T-Mobile US, Inc.	1,274,239	249,114
Verizon Communications, Inc.	3,651,533	175,383
		6,471,706

Utilities 7.36%
American Electric Power Co., Inc.	1,415,991	194,147
Atmos Energy Corp.	2,366,976	449,678
CenterPoint Energy, Inc. (a)	40,973,274	1,788,483
Constellation Energy Corp.	2,651,433	829,899
Dominion Energy, Inc.	9,888,904	637,834
DTE Energy Co.	5,585,437	847,255
Exelon Corp.	3,141,817	144,492
NextEra Energy, Inc.	17,332,083	1,696,464
Pinnacle West Capital Corp.	2,457,400	254,882
Public Service Enterprise Group, Inc.	9,892,067	807,786
Sempra	3,052,928	290,394
Xcel Energy, Inc.	5,936,294	492,416
		8,433,730

Real estate 2.89%
American Tower Corp. REIT	1,634,740	298,683
Digital Realty Trust, Inc. REIT	1,520,496	305,528
Equinix, Inc. REIT	194,406	210,509
Extra Space Storage, Inc. REIT	2,087,088	299,142
Prologis, Inc. REIT	3,562,713	505,977
Public Storage REIT	1,146,494	346,757
Simon Property Group, Inc. REIT	510,966	104,089
UDR, Inc. REIT	13,935,189	506,405
Welltower, Inc. REIT	3,385,988	735,911
		3,313,001
Total common stocks (cost: $71,002,165,000)		110,902,395

3	American Mutual Fund

Convertible stocks 0.09%	Shares	Value (000)
Information technology 0.09%
Oracle Corp., Class D, cumulative convertible preferred shares, 6.50% 1/15/2029	2,257,292	$109,863
Total convertible stocks (cost: $112,450,000)		109,863
Short-term securities 3.35%
Money market investments 3.27%
Capital Group Central Cash Fund 3.67% (a)(d)	37,501,026	3,749,727

Money market investments purchased with collateral from securities on loan 0.08%
Capital Group Central Cash Fund 3.67% (a)(d)(e)	314,780	31,475
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.54% (d)(e)	14,900,000	14,900
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.57% (d)(e)	14,900,000	14,900
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.53% (d)(e)	7,000,000	7,000
Fidelity Investments Money Market Government Portfolio, Class I 3.54% (d)(e)	5,200,000	5,200
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.53% (d)(e)	5,200,000	5,200
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (d)(e)	5,200,000	5,200
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.58% (d)(e)	2,409,854	2,410
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.59% (d)(e)	1,700,000	1,700
		87,985
Total short-term securities (cost: $3,837,744,000)		3,837,712
Total investment securities 100.17% (cost: $74,952,359,000)		114,849,970
Other assets less liabilities (0.17)%		(195,347)
Net assets 100.00%		$114,654,623
Investments in affiliates (a)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2026 (000)	Dividend or interest income (000)
Common stocks 2.48%
Utilities 1.56%
CenterPoint Energy, Inc.	$1,053,180	$542,513	$—	$—	$192,790	$1,788,483	$15,045
Materials 0.92%
International Paper Co.	1,631,525	—	308,158	(111,417)	(149,125)	1,062,825	35,687
Total common stocks						2,851,308
Short-term securities 3.30%
Money market investments 3.27%
Capital Group Central Cash Fund 3.67% (d)	3,814,014	7,084,256	7,147,584	56	(1,015)	3,749,727	78,286
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 3.67% (d)(e)	62,814		31,339 (f)			31,475	— (g)
Total short-term securities						3,781,202
Total 5.78%				$(111,361)	$42,650	$6,632,510	$129,018

(a)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Non-income producing.
(d)	Rate represents the seven-day yield at 4/30/2026.
(e)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(f)	Represents net activity. Refer to Note 5 for more information on securities lending.
(g)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

American Mutual Fund	4

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

5	American Mutual Fund

Financial statements
Statement of assets and liabilities at April 30, 2026unaudited

(dollars in thousands)
Assets:
Investment securities, at value (includes $98,116 of investment securities on loan):
Unaffiliated issuers (cost: $68,235,333)	$108,217,460
Affiliated issuers (cost: $6,717,026)	6,632,510	$114,849,970
Cash		7,735
Cash denominated in currencies other than U.S. dollars (cost: $5,817)		5,817
Receivables for:
Sales of investments	176,898
Sales of fund’s shares	68,924
Dividends and interest	125,654
Securities lending income	46
Other	251	371,773
		115,235,295
Liabilities:
Collateral for securities on loan		87,985
Payables for:
Purchases of investments	262,899
Repurchases of fund’s shares	190,395
Investment advisory services	21,116
Services provided by related parties	13,233
Trustees’ deferred compensation	3,765
Other	1,279	492,687
Net assets at April 30, 2026		$114,654,623
Net assets consist of:
Capital paid in on shares of beneficial interest		$64,771,538
Total distributable earnings (accumulated loss)		49,883,085
Net assets at April 30, 2026		$114,654,623
Refer to the notes to financial statements.

American Mutual Fund	6

Financial statements (continued)
Statement of assets and liabilities at April 30, 2026 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,855,857 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$44,477,591	719,613	$61.81
Class C	871,908	14,407	60.52
Class T	16	— *	61.81
Class F-1	1,189,139	19,366	61.40
Class F-2	18,647,856	301,887	61.77
Class F-3	8,670,676	140,374	61.77
Class 529-A	1,726,266	28,030	61.59
Class 529-C	37,666	615	61.25
Class 529-E	51,068	834	61.22
Class 529-T	26	— *	61.82
Class 529-F-1	19	— *	61.71
Class 529-F-2	312,555	5,058	61.80
Class 529-F-3	21	— *	61.78
Class R-1	53,099	873	60.85
Class R-2	261,384	4,305	60.71
Class R-2E	39,659	645	61.45
Class R-3	629,358	10,304	61.08
Class R-4	712,051	11,579	61.49
Class R-5E	271,748	4,405	61.70
Class R-5	392,076	6,343	61.81
Class R-6	36,310,441	587,219	61.83
*
Amount less than one thousand.
Refer to the notes to financial statements.

7	American Mutual Fund

Financial statements (continued)
Statement of operations for the six months ended April 30, 2026unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $5,168; also includes $129,018 from affiliates)	$1,261,780
Securities lending income (net of fees)	1,684
Interest from unaffiliated issuers	842	$1,264,306
Fees and expenses*:
Investment advisory services	127,385
Distribution services	66,404
Transfer agent services	25,481
Administrative services	16,733
529 plan services	530
Reports to shareholders	802
Registration statement and prospectus	2,688
Trustees’ compensation	164
Auditing and legal	53
Custodian	962
Other	87	241,289
Net investment income		1,023,017
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	9,844,510
Affiliated issuers	(111,361)
Currency transactions	3,709	9,736,858
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(3,789,755)
Affiliated issuers	42,650
Currency translations	(34)	(3,747,139)
Net realized gain (loss) and unrealized appreciation (depreciation)		5,989,719
Net increase (decrease) in net assets resulting from operations		$7,012,736
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

American Mutual Fund	8

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended April 30,	Year ended October 31,
	2026*	2025

Operations:
Net investment income	$1,023,017	$1,890,561
Net realized gain (loss)	9,736,858	6,768,547
Net unrealized appreciation (depreciation)	(3,747,139)	4,249,959
Net increase (decrease) in net assets resulting from operations	7,012,736	12,909,067
Distributions paid to shareholders	(7,280,680)	(6,266,910)
Net capital share transactions	4,089,062	729,082
Total increase (decrease) in net assets	3,821,118	7,371,239
Net assets:
Beginning of period	110,833,505	103,462,266
End of period	$114,654,623	$110,833,505
*
Unaudited.
Refer to the notes to financial statements.

9	American Mutual Fund

Notes to financial statementsunaudited
1. Organization

American Mutual Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

American Mutual Fund	10

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund

11	American Mutual Fund

Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

American Mutual Fund	12

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of April 30, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$5,125,117	$—	$—	$5,125,117
Materials	4,444,747	—	—	4,444,747
Industrials	13,342,020	—	—	13,342,020
Consumer discretionary	5,734,755	—	—	5,734,755
Consumer staples	10,778,763	—	—	10,778,763
Health care	15,017,417	162,971	—	15,180,388
Financials	14,143,214	—	—	14,143,214
Information technology	23,934,954	—	—	23,934,954
Communication services	6,471,706	—	—	6,471,706
Utilities	8,433,730	—	—	8,433,730
Real estate	3,313,001	—	—	3,313,001
Convertible stocks	109,863	—	—	109,863
Short-term securities	3,837,712	—	—	3,837,712
Total	$114,686,999	$162,971	$—	$114,849,970
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

13	American Mutual Fund

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage-or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data,  employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of April 30, 2026, the total value of securities on loan was $98,116,000, and the total value of collateral received was $100,950,000. Collateral received includes cash of $87,985,000 and U.S. government securities of $12,965,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

American Mutual Fund	14

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended April 30, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended April 30, 2026, the fund recognized $1,569,000 in EU reclaims (net of the effect of realized gain or loss from currency translations) and $31,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2025, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$339,236
Undistributed long-term capital gains	6,217,649
As of April 30, 2026, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$41,722,379
Gross unrealized depreciation on investments	(1,873,662)
Net unrealized appreciation (depreciation) on investments	39,848,717
Cost of investments	75,001,253

15	American Mutual Fund

Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Six months ended April 30, 2026			Year ended October 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$385,500	$2,442,188	$2,827,688	$687,221	$1,758,473	$2,445,694
Class C	4,580	50,734	55,314	8,365	40,201	48,566
Class T	— *	1	1	— *	1	1
Class F-1	10,044	66,571	76,615	18,632	50,544	69,176
Class F-2	174,021	988,819	1,162,840	300,665	673,760	974,425
Class F-3	88,411	476,648	565,059	155,725	333,979	489,704
Class 529-A	14,575	93,753	108,328	26,006	67,535	93,541
Class 529-C	179	2,108	2,287	324	1,701	2,025
Class 529-E	378	2,843	3,221	703	2,172	2,875
Class 529-T	— *	1	1	— *	1	1
Class 529-F-1	— *	1	1	— *	1	1
Class 529-F-2	2,984	16,628	19,612	5,007	10,764	15,771
Class 529-F-3	— *	1	1	— *	1	1
Class R-1	264	3,018	3,282	463	2,262	2,725
Class R-2	1,319	14,983	16,302	2,385	11,537	13,922
Class R-2E	250	2,201	2,451	444	1,592	2,036
Class R-3	4,451	34,978	39,429	7,993	25,602	33,595
Class R-4	6,270	40,961	47,231	11,993	32,484	44,477
Class R-5E	2,559	14,831	17,390	4,524	10,718	15,242
Class R-5	3,907	22,029	25,936	7,087	15,101	22,188
Class R-6	363,996	1,943,695	2,307,691	636,063	1,354,881	1,990,944
Total	$1,063,688	$6,216,992	$7,280,680	$1,873,600	$4,393,310	$6,266,910
*
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.384% on the first $1 billion of daily net assets and decreasing to 0.221% on such assets in excess of $89 billion. On December 11, 2025, the fund’s board of trustees approved an amended investment advisory and service agreement effective February 1, 2026, decreasing the annual rate to 0.220% on daily net assets in excess of $144 billion. For the six months ended April 30, 2026, the investment advisory services fees were $127,385,000, which were equivalent to an annualized rate of 0.228% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

American Mutual Fund	16

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2026, unreimbursed expenses subject to reimbursement totaled $3,887,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended April 30, 2026, the 529 plan services fees were $530,000, which were equivalent to 0.051% of the average daily net assets of each 529 share class.

17	American Mutual Fund

For the six months ended April 30, 2026, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$54,452	$12,030	$6,534	Not applicable
Class C	4,405	243	132	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	1,456	752	176	Not applicable
Class F-2	Not applicable	10,141	2,676	Not applicable
Class F-3	Not applicable	37	1,273	Not applicable
Class 529-A	1,974	426	252	$431
Class 529-C	186	10	6	9
Class 529-E	125	7	7	13
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	58	45	77
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	262	25	8	Not applicable
Class R-2	975	441	39	Not applicable
Class R-2E	117	40	6	Not applicable
Class R-3	1,550	454	93	Not applicable
Class R-4	902	363	108	Not applicable
Class R-5E	Not applicable	202	40	Not applicable
Class R-5	Not applicable	101	58	Not applicable
Class R-6	Not applicable	151	5,280	Not applicable

Total class-specific expenses	$66,404	$25,481	$16,733	$530
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $164,000 in the fund’s statement of operations reflects $199,000 in current fees (either paid in cash or deferred) and a net decrease of $35,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended
April 30, 2026, the fund engaged in such purchase and sale transactions with related funds in the amounts of $7,144,380,000 and $5,898,922,000, respectively, which generated $1,707,683,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2026.

American Mutual Fund	18

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2026
Class A	$992,351	16,306	$2,770,395	46,895	$(2,841,706)	(46,765)	$921,040	16,436
Class C	44,398	743	55,116	952	(125,995)	(2,103)	(26,481)	(408)
Class T	—	—	—	—	—	—	—	—
Class F-1	40,962	676	75,886	1,293	(107,413)	(1,777)	9,435	192
Class F-2	2,089,101	34,753	1,128,308	19,116	(2,109,113)	(34,715)	1,108,296	19,154
Class F-3	556,528	9,130	560,690	9,501	(895,421)	(14,762)	221,797	3,869
Class 529-A	74,559	1,231	108,280	1,839	(122,124)	(2,011)	60,715	1,059
Class 529-C	4,445	74	2,274	39	(6,781)	(112)	(62)	1
Class 529-E	1,501	25	3,215	55	(4,506)	(75)	210	5
Class 529-T	—	—	2	— †	—	—	2	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	23,867	392	19,608	332	(24,084)	(397)	19,391	327
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	3,136	52	3,283	56	(6,520)	(107)	(101)	1
Class R-2	16,376	273	16,297	280	(34,824)	(582)	(2,151)	(29)
Class R-2E	2,011	33	2,450	41	(3,438)	(57)	1,023	17
Class R-3	42,007	700	39,398	675	(94,396)	(1,562)	(12,991)	(187)
Class R-4	44,674	736	47,227	803	(104,591)	(1,728)	(12,690)	(189)
Class R-5E	18,764	309	17,389	295	(29,254)	(479)	6,899	125
Class R-5	33,168	546	25,924	439	(59,833)	(986)	(741)	(1)
Class R-6	1,864,887	30,684	2,305,936	39,034	(2,375,354)	(38,895)	1,795,469	30,823
Total net increase (decrease)	$5,852,735	96,663	$7,181,680	121,645	$(8,945,353)	(147,113)	$4,089,062	71,195
Refer to the end of the table(s) for footnote(s).

19	American Mutual Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Class A	$2,161,969	37,308	$2,396,816	42,324	$(4,907,288)	(84,265)	$(348,503)	(4,633)
Class C	98,556	1,731	48,428	874	(242,203)	(4,257)	(95,219)	(1,652)
Class T	—	—	—	—	—	—	—	—
Class F-1	85,443	1,474	68,442	1,217	(232,268)	(4,004)	(78,383)	(1,313)
Class F-2	3,350,057	57,602	946,521	16,710	(3,518,498)	(60,343)	778,080	13,969
Class F-3	1,183,192	20,293	485,891	8,578	(1,598,299)	(27,440)	70,784	1,431
Class 529-A	147,490	2,551	93,502	1,657	(257,136)	(4,424)	(16,144)	(216)
Class 529-C	8,334	145	2,025	36	(15,510)	(270)	(5,151)	(89)
Class 529-E	5,314	92	2,866	51	(11,869)	(204)	(3,689)	(61)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	58,840	1,017	15,768	278	(47,643)	(815)	26,965	480
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	6,548	114	2,724	48	(13,108)	(227)	(3,836)	(65)
Class R-2	38,747	680	13,879	250	(71,978)	(1,259)	(19,352)	(329)
Class R-2E	7,175	125	2,036	37	(10,146)	(173)	(935)	(11)
Class R-3	119,247	2,045	33,554	600	(140,616)	(2,435)	12,185	210
Class R-4	117,547	2,021	44,477	789	(218,228)	(3,789)	(56,204)	(979)
Class R-5E	64,062	1,132	15,241	269	(77,906)	(1,358)	1,397	43
Class R-5	81,070	1,395	22,170	391	(84,692)	(1,454)	18,548	332
Class R-6	2,666,242	45,828	1,989,467	35,086	(4,207,173)	(71,127)	448,536	9,787
Total net increase (decrease)	$10,199,833	175,553	$6,183,810	109,195	$(15,654,561)	(267,844)	$729,082	16,904
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $27,418,237,000 and $29,131,029,000, respectively, during the six months ended April 30, 2026.

American Mutual Fund	20

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
4/30/2026[5,6]	$62.13	$.51	$3.22	$3.73	$(.55 )	$(3.50)	$(4.05)	$61.81	6.33%[7]	$44,478	.57%[8]	.57%[8]	1.70%[8]
10/31/2025	58.55	.97	6.08	7.05	(.97 )	(2.50)	(3.47)	62.13	12.67	43,687.57		.57	1.65
10/31/2024	47.06	1.01	12.41	13.42	(1.10)	(.83 )	(1.93)	58.55	29.06	41,443.58		.58	1.87
10/31/2023	48.97	1.06	(.59 )	.47	(.99 )	(1.39)	(2.38)	47.06	.80	34,307.59		.59	2.17
10/31/2022	52.81	.95	(2.30)	(1.35)	(.88 )	(1.61)	(2.49)	48.97	(2.73)	35,575.58		.58	1.88
10/31/2021	40.16	.88	12.63	13.51	(.86 )	—	(.86 )	52.81	33.86	35,695.58		.58	1.82
Class C:
4/30/2026[5,6]	60.90	.28	3.15	3.43	(.31 )	(3.50)	(3.81)	60.52	5.93 [7]	872	1.32 [8]	1.32 [8]	.95 [8]
10/31/2025	57.46	.52	5.95	6.47	(.53 )	(2.50)	(3.03)	60.90	11.84	902	1.32	1.32	.91
10/31/2024	46.22	.60	12.17	12.77	(.70 )	(.83 )	(1.53)	57.46	28.11	946	1.33	1.33	1.13
10/31/2023	48.13	.69	(.58 )	.11	(.63 )	(1.39)	(2.02)	46.22	.06	878	1.34	1.34	1.42
10/31/2022	51.94	.56	(2.26)	(1.70)	(.50 )	(1.61)	(2.11)	48.13	(3.47)	1,019	1.33	1.33	1.13
10/31/2021	39.51	.51	12.43	12.94	(.51 )	—	(.51 )	51.94	32.89	1,090	1.33	1.33	1.08
Class T:
4/30/2026[5,6]	62.13	.59	3.21	3.80	(.62 )	(3.50)	(4.12)	61.81	6.47 [7,9]	— [10]	.32 [8,9]	.32 [8,9]	1.95 [8,9]
10/31/2025	58.55	1.12	6.08	7.20	(1.12)	(2.50)	(3.62)	62.13	12.96 [9]	— [10]	.32 [9]	.32 [9]	1.91 [9]
10/31/2024	47.06	1.15	12.40	13.55	(1.23)	(.83 )	(2.06)	58.55	29.39 [9]	— [10]	.33 [9]	.33 [9]	2.12 [9]
10/31/2023	48.98	1.19	(.60 )	.59	(1.12)	(1.39)	(2.51)	47.06	1.05 [9]	— [10]	.33 [9]	.33 [9]	2.43 [9]
10/31/2022	52.81	1.08	(2.30)	(1.22)	(1.00)	(1.61)	(2.61)	48.98	(2.47)[9]	— [10]	.32 [9]	.32 [9]	2.13 [9]
10/31/2021	40.17	1.00	12.62	13.62	(.98 )	—	(.98 )	52.81	34.17 [9]	— [10]	.33 [9]	.33 [9]	2.07 [9]
Class F-1:
4/30/2026[5,6]	61.75	.49	3.18	3.67	(.52 )	(3.50)	(4.02)	61.40	6.28 [7]	1,189	.64 [8]	.64 [8]	1.62 [8]
10/31/2025	58.21	.93	6.04	6.97	(.93 )	(2.50)	(3.43)	61.75	12.61	1,184.63		.63	1.59
10/31/2024	46.80	.98	12.32	13.30	(1.06)	(.83 )	(1.89)	58.21	28.99	1,192.64		.64	1.82
10/31/2023	48.71	1.04	(.59 )	.45	(.97 )	(1.39)	(2.36)	46.80	.76	1,074.64		.64	2.12
10/31/2022	52.54	.92	(2.29)	(1.37)	(.85 )	(1.61)	(2.46)	48.71	(2.79)	1,200.63		.63	1.82
10/31/2021	39.96	.85	12.56	13.41	(.83 )	—	(.83 )	52.54	33.79	1,454.64		.64	1.78
Class F-2:
4/30/2026[5,6]	62.10	.57	3.20	3.77	(.60 )	(3.50)	(4.10)	61.77	6.42 [7]	18,648	.38 [8]	.38 [8]	1.88 [8]
10/31/2025	58.52	1.08	6.08	7.16	(1.08)	(2.50)	(3.58)	62.10	12.90	17,557.38		.38	1.85
10/31/2024	47.04	1.12	12.39	13.51	(1.20)	(.83 )	(2.03)	58.52	29.32	15,729.38		.38	2.08
10/31/2023	48.95	1.17	(.60 )	.57	(1.09)	(1.39)	(2.48)	47.04	1.01	12,706.38		.38	2.38
10/31/2022	52.79	1.06	(2.31)	(1.25)	(.98 )	(1.61)	(2.59)	48.95	(2.54)	14,334.38		.38	2.09
10/31/2021	40.14	.98	12.63	13.61	(.96 )	—	(.96 )	52.79	34.17	13,651.38		.38	2.02
Class F-3:
4/30/2026[5,6]	62.10	.60	3.21	3.81	(.64 )	(3.50)	(4.14)	61.77	6.49 [7]	8,671	.27 [8]	.27 [8]	2.00 [8]
10/31/2025	58.52	1.14	6.09	7.23	(1.15)	(2.50)	(3.65)	62.10	13.03	8,476.27		.27	1.96
10/31/2024	47.04	1.18	12.39	13.57	(1.26)	(.83 )	(2.09)	58.52	29.46	7,905.27		.27	2.18
10/31/2023	48.95	1.22	(.59 )	.63	(1.15)	(1.39)	(2.54)	47.04	1.13	6,353.27		.27	2.49
10/31/2022	52.79	1.11	(2.31)	(1.20)	(1.03)	(1.61)	(2.64)	48.95	(2.43)	5,716.27		.27	2.20
10/31/2021	40.14	1.03	12.63	13.66	(1.01)	—	(1.01)	52.79	34.30	5,057.27		.27	2.12
Class 529-A:
4/30/2026[5,6]	61.92	.50	3.20	3.70	(.53 )	(3.50)	(4.03)	61.59	6.32 [7]	1,726	.60 [8]	.60 [8]	1.66 [8]
10/31/2025	58.37	.95	6.05	7.00	(.95 )	(2.50)	(3.45)	61.92	12.63	1,670.60		.60	1.63
10/31/2024	46.92	.99	12.37	13.36	(1.08)	(.83 )	(1.91)	58.37	29.03	1,587.61		.61	1.84
10/31/2023	48.83	1.04	(.59 )	.45	(.97 )	(1.39)	(2.36)	46.92	.77	1,318.62		.62	2.14
10/31/2022	52.66	.93	(2.29)	(1.36)	(.86 )	(1.61)	(2.47)	48.83	(2.76)	1,353.61		.61	1.85
10/31/2021	40.05	.86	12.59	13.45	(.84 )	—	(.84 )	52.66	33.81	1,331.62		.62	1.78
Refer to the end of the table(s) for footnote(s).

21	American Mutual Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
4/30/2026[5,6]	$61.59	$.27	$3.19	$3.46	$(.30 )	$(3.50)	$(3.80)	$61.25	5.91%[7]	$38	1.37%[8]	1.37%[8]	.90%[8]
10/31/2025	58.06	.50	6.02	6.52	(.49 )	(2.50)	(2.99)	61.59	11.79	38	1.37	1.37	.86
10/31/2024	46.68	.58	12.30	12.88	(.67 )	(.83 )	(1.50)	58.06	28.05	41	1.37	1.37	1.09
10/31/2023	48.59	.67	(.60 )	.07	(.59 )	(1.39)	(1.98)	46.68	(.03 )	38	1.39	1.39	1.37
10/31/2022	52.40	.54	(2.28)	(1.74)	(.46 )	(1.61)	(2.07)	48.59	(3.50)	44	1.37	1.37	1.08
10/31/2021	39.85	.51	12.53	13.04	(.49 )	—	(.49 )	52.40	32.85	49	1.36	1.36	1.06
Class 529-E:
4/30/2026[5,6]	61.57	.43	3.18	3.61	(.46 )	(3.50)	(3.96)	61.22	6.19 [7]	51	.85 [8]	.85 [8]	1.42 [8]
10/31/2025	58.05	.80	6.03	6.83	(.81 )	(2.50)	(3.31)	61.57	12.37	51.85		.85	1.38
10/31/2024	46.68	.86	12.29	13.15	(.95 )	(.83 )	(1.78)	58.05	28.71	52.85		.85	1.61
10/31/2023	48.59	.92	(.58 )	.34	(.86 )	(1.39)	(2.25)	46.68	.53	45.86		.86	1.90
10/31/2022	52.42	.81	(2.29)	(1.48)	(.74 )	(1.61)	(2.35)	48.59	(3.00)	48.85		.85	1.61
10/31/2021	39.87	.74	12.54	13.28	(.73 )	—	(.73 )	52.42	33.52	48.85		.85	1.55
Class 529-T:
4/30/2026[5,6]	62.15	.57	3.21	3.78	(.61 )	(3.50)	(4.11)	61.82	6.42 [7,9]	— [10]	.37 [8,9]	.37 [8,9]	1.90 [8,9]
10/31/2025	58.57	1.09	6.08	7.17	(1.09)	(2.50)	(3.59)	62.15	12.91 [9]	— [10]	.37 [9]	.37 [9]	1.86 [9]
10/31/2024	47.07	1.12	12.41	13.53	(1.20)	(.83 )	(2.03)	58.57	29.33 [9]	— [10]	.38 [9]	.38 [9]	2.07 [9]
10/31/2023	48.99	1.16	(.60 )	.56	(1.09)	(1.39)	(2.48)	47.07	.98 [9]	— [10]	.39 [9]	.39 [9]	2.37 [9]
10/31/2022	52.82	1.05	(2.30)	(1.25)	(.97 )	(1.61)	(2.58)	48.99	(2.53)[9]	— [10]	.38 [9]	.38 [9]	2.07 [9]
10/31/2021	40.17	.97	12.63	13.60	(.95 )	—	(.95 )	52.82	34.11 [9]	— [10]	.40 [9]	.40 [9]	2.01 [9]
Class 529-F-1:
4/30/2026[5,6]	62.04	.55	3.20	3.75	(.58 )	(3.50)	(4.08)	61.71	6.39 [7,9]	— [10]	.45 [8,9]	.45 [8,9]	1.81 [8,9]
10/31/2025	58.47	1.04	6.08	7.12	(1.05)	(2.50)	(3.55)	62.04	12.83 [9]	— [10]	.43 [9]	.43 [9]	1.79 [9]
10/31/2024	47.00	1.08	12.39	13.47	(1.17)	(.83 )	(2.00)	58.47	29.24 [9]	— [10]	.44 [9]	.44 [9]	2.01 [9]
10/31/2023	48.91	1.14	(.60 )	.54	(1.06)	(1.39)	(2.45)	47.00	.95 [9]	— [10]	.44 [9]	.44 [9]	2.32 [9]
10/31/2022	52.74	1.02	(2.30)	(1.28)	(.94 )	(1.61)	(2.55)	48.91	(2.60)[9]	— [10]	.44 [9]	.44 [9]	2.01 [9]
10/31/2021	40.12	.95	12.61	13.56	(.94 )	—	(.94 )	52.74	34.04 [9]	— [10]	.44 [9]	.44 [9]	1.95 [9]
Class 529-F-2:
4/30/2026[5,6]	62.12	.58	3.21	3.79	(.61 )	(3.50)	(4.11)	61.80	6.45 [7]	313	.36 [8]	.36 [8]	1.91 [8]
10/31/2025	58.55	1.09	6.07	7.16	(1.09)	(2.50)	(3.59)	62.12	12.90	294.36		.36	1.87
10/31/2024	47.06	1.13	12.40	13.53	(1.21)	(.83 )	(2.04)	58.55	29.34	249.36		.36	2.08
10/31/2023	48.97	1.18	(.60 )	.58	(1.10)	(1.39)	(2.49)	47.06	1.04	189.36		.36	2.40
10/31/2022	52.81	1.06	(2.31)	(1.25)	(.98 )	(1.61)	(2.59)	48.97	(2.53)	180.36		.36	2.10
10/31/2021	40.16	.98	12.62	13.60	(.95 )	—	(.95 )	52.81	34.13	144.38		.38	2.01
Class 529-F-3:
4/30/2026[5,6]	62.11	.59	3.20	3.79	(.62 )	(3.50)	(4.12)	61.78	6.44 [7]	— [10]	.33 [8]	.33 [8]	1.94 [8]
10/31/2025	58.54	1.11	6.07	7.18	(1.11)	(2.50)	(3.61)	62.11	12.95	— [10]	.32	.32	1.90
10/31/2024	47.05	1.15	12.41	13.56	(1.24)	(.83 )	(2.07)	58.54	29.40	— [10]	.32	.32	2.13
10/31/2023	48.96	1.19	(.59 )	.60	(1.12)	(1.39)	(2.51)	47.05	1.08	— [10]	.32	.32	2.43
10/31/2022	52.80	1.08	(2.31)	(1.23)	(1.00)	(1.61)	(2.61)	48.96	(2.49)	— [10]	.32	.32	2.13
10/31/2021	40.16	1.00	12.62	13.62	(.98 )	—	(.98 )	52.80	34.19	— [10]	.38	.33	2.07
Class R-1:
4/30/2026[5,6]	61.22	.27	3.16	3.43	(.30 )	(3.50)	(3.80)	60.85	5.92 [7]	53	1.36 [8]	1.36 [8]	.91 [8]
10/31/2025	57.74	.50	5.99	6.49	(.51 )	(2.50)	(3.01)	61.22	11.80	53	1.35	1.35	.87
10/31/2024	46.44	.59	12.23	12.82	(.69 )	(.83 )	(1.52)	57.74	28.08	54	1.35	1.35	1.10
10/31/2023	48.36	.68	(.59 )	.09	(.62 )	(1.39)	(2.01)	46.44	.01	48	1.36	1.36	1.40
10/31/2022	52.17	.55	(2.27)	(1.72)	(.48 )	(1.61)	(2.09)	48.36	(3.48)	52	1.35	1.35	1.11
10/31/2021	39.68	.49	12.48	12.97	(.48 )	—	(.48 )	52.17	32.84	59	1.37	1.37	1.04
Refer to the end of the table(s) for footnote(s).

American Mutual Fund	22

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
4/30/2026[5,6]	$61.09	$.27	$3.15	$3.42	$(.30 )	$(3.50)	$(3.80)	$60.71	5.90%[7]	$261	1.36%[8]	1.36%[8]	.91%[8]
10/31/2025	57.63	.51	5.97	6.48	(.52 )	(2.50)	(3.02)	61.09	11.80	265	1.35	1.35	.88
10/31/2024	46.35	.59	12.22	12.81	(.70 )	(.83 )	(1.53)	57.63	28.10	269	1.35	1.35	1.11
10/31/2023	48.28	.68	(.60 )	.08	(.62 )	(1.39)	(2.01)	46.35	.01	234	1.35	1.35	1.41
10/31/2022	52.08	.55	(2.26)	(1.71)	(.48 )	(1.61)	(2.09)	48.28	(3.46)	245	1.35	1.35	1.11
10/31/2021	39.63	.50	12.45	12.95	(.50 )	—	(.50 )	52.08	32.81	265	1.36	1.36	1.05
Class R-2E:
4/30/2026[5,6]	61.78	.36	3.20	3.56	(.39 )	(3.50)	(3.89)	61.45	6.06 [7]	40	1.07 [8]	1.07 [8]	1.20 [8]
10/31/2025	58.24	.68	6.04	6.72	(.68 )	(2.50)	(3.18)	61.78	12.13	39	1.06	1.06	1.16
10/31/2024	46.83	.74	12.34	13.08	(.84 )	(.83 )	(1.67)	58.24	28.44	37	1.07	1.07	1.38
10/31/2023	48.75	.82	(.59 )	.23	(.76 )	(1.39)	(2.15)	46.83	.31	29	1.07	1.07	1.69
10/31/2022	52.58	.70	(2.29)	(1.59)	(.63 )	(1.61)	(2.24)	48.75	(3.21)	29	1.07	1.07	1.40
10/31/2021	39.99	.64	12.58	13.22	(.63 )	—	(.63 )	52.58	33.23	30	1.07	1.07	1.33
Class R-3:
4/30/2026[5,6]	61.44	.40	3.18	3.58	(.44 )	(3.50)	(3.94)	61.08	6.14 [7]	629	.91 [8]	.91 [8]	1.35 [8]
10/31/2025	57.94	.76	6.01	6.77	(.77 )	(2.50)	(3.27)	61.44	12.29	645.91		.91	1.32
10/31/2024	46.59	.82	12.29	13.11	(.93 )	(.83 )	(1.76)	57.94	28.66	596.91		.91	1.54
10/31/2023	48.51	.90	(.60 )	.30	(.83 )	(1.39)	(2.22)	46.59	.46	501.91		.91	1.85
10/31/2022	52.33	.78	(2.28)	(1.50)	(.71 )	(1.61)	(2.32)	48.51	(3.06)	536.91		.91	1.55
10/31/2021	39.81	.71	12.51	13.22	(.70 )	—	(.70 )	52.33	33.41	576.92		.92	1.49
Class R-4:
4/30/2026[5,6]	61.83	.50	3.19	3.69	(.53 )	(3.50)	(4.03)	61.49	6.32 [7]	712	.62 [8]	.62 [8]	1.65 [8]
10/31/2025	58.29	.94	6.04	6.98	(.94 )	(2.50)	(3.44)	61.83	12.62	728.61		.61	1.62
10/31/2024	46.86	.99	12.35	13.34	(1.08)	(.83 )	(1.91)	58.29	29.02	743.61		.61	1.84
10/31/2023	48.77	1.05	(.60 )	.45	(.97 )	(1.39)	(2.36)	46.86	.77	672.62		.62	2.14
10/31/2022	52.60	.93	(2.30)	(1.37)	(.85 )	(1.61)	(2.46)	48.77	(2.77)	772.61		.61	1.85
10/31/2021	40.01	.86	12.58	13.44	(.85 )	—	(.85 )	52.60	33.81	847.62		.62	1.79
Class R-5E:
4/30/2026[5,6]	62.03	.56	3.20	3.76	(.59 )	(3.50)	(4.09)	61.70	6.40 [7]	272	.42 [8]	.42 [8]	1.85 [8]
10/31/2025	58.46	1.06	6.07	7.13	(1.06)	(2.50)	(3.56)	62.03	12.86	266.42		.42	1.81
10/31/2024	46.99	1.10	12.38	13.48	(1.18)	(.83 )	(2.01)	58.46	29.28	248.42		.42	2.03
10/31/2023	48.91	1.14	(.59 )	.55	(1.08)	(1.39)	(2.47)	46.99	.98	191.41		.41	2.34
10/31/2022	52.74	1.05	(2.30)	(1.25)	(.97 )	(1.61)	(2.58)	48.91	(2.54)	124.39		.39	2.07
10/31/2021	40.12	.96	12.61	13.57	(.95 )	—	(.95 )	52.74	34.09	103.40		.40	1.97
Class R-5:
4/30/2026[5,6]	62.14	.59	3.20	3.79	(.62 )	(3.50)	(4.12)	61.81	6.45 [7]	392	.32 [8]	.32 [8]	1.95 [8]
10/31/2025	58.56	1.12	6.08	7.20	(1.12)	(2.50)	(3.62)	62.14	12.96	394.32		.32	1.91
10/31/2024	47.06	1.16	12.41	13.57	(1.24)	(.83 )	(2.07)	58.56	29.42	352.32		.32	2.14
10/31/2023	48.98	1.20	(.61 )	.59	(1.12)	(1.39)	(2.51)	47.06	1.05	351.32		.32	2.45
10/31/2022	52.82	1.09	(2.31)	(1.22)	(1.01)	(1.61)	(2.62)	48.98	(2.49)	372.31		.31	2.15
10/31/2021	40.16	1.01	12.63	13.64	(.98 )	—	(.98 )	52.82	34.24	395.32		.32	2.09
Class R-6:
4/30/2026[5,6]	62.16	.60	3.21	3.81	(.64 )	(3.50)	(4.14)	61.83	6.50 [7]	36,310	.27 [8]	.27 [8]	2.00 [8]
10/31/2025	58.58	1.15	6.08	7.23	(1.15)	(2.50)	(3.65)	62.16	13.02	34,585.27		.27	1.96
10/31/2024	47.08	1.18	12.41	13.59	(1.26)	(.83 )	(2.09)	58.58	29.47	32,019.27		.27	2.18
10/31/2023	48.99	1.22	(.59 )	.63	(1.15)	(1.39)	(2.54)	47.08	1.12	24,504.27		.27	2.49
10/31/2022	52.83	1.11	(2.31)	(1.20)	(1.03)	(1.61)	(2.64)	48.99	(2.43)	22,898.27		.27	2.19
10/31/2021	40.18	1.03	12.63	13.66	(1.01)	—	(1.01)	52.83	34.27	23,999.27		.27	2.14
Refer to the end of the table(s) for footnote(s).

23	American Mutual Fund

Financial highlights (continued)

	Six months ended April 30, 2026[5,6,7,12]	Year ended October 31,
		2025	2024	2023	2022	2021
Portfolio turnover rate for all share classes[11]	25%	30%	31%	25%	24%	23%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[12]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

American Mutual Fund	24

Changes in and disagreements with accountants

On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.
D&T’s reports on the fund’s financial statements as of and for the fiscal years ended October 31, 2024 and October 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund’s financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter was filed as an exhibit to the fund’s Form N-CSR for the period ended October 31, 2025.
During the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

25	American Mutual Fund

Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
1,803,297,230
Total shares voting on November 25, 2025:
1,555,486,407 (86.3% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Noriko Honda Chen	1,531,290,237	98.4%	24,196,170	1.6%
Mathews Cherian	1,531,775,600	98.5%	23,710,807	1.5%
John G. Freund	1,531,218,113	98.4%	24,268,294	1.6%
Pablo R. González Guajardo	1,439,405,247	92.5%	116,081,160	7.5%
Pedro J. Greer, Jr.	1,530,742,371	98.4%	24,744,036	1.6%
Merit E. Janow	1,530,832,315	98.4%	24,654,092	1.6%
William D. Jones	1,531,588,755	98.5%	23,897,652	1.5%
Earl Lewis, Jr.	1,531,248,024	98.4%	24,238,383	1.6%
Kenneth M. Simril	1,531,555,123	98.5%	23,931,284	1.5%
Christopher E. Stone	1,530,937,344	98.4%	24,549,063	1.6%
Kathy J. Williams	1,531,805,564	98.5%	23,680,843	1.5%
Amy Zegart	1,532,064,350	98.5%	23,422,057	1.5%
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

American Mutual Fund	26

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2027. The agreement was amended to add an additional advisory fee breakpoint for when the fund’s net assets exceed $144 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks.  The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objectives. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objectives. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses are competitive with, and compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

27	American Mutual Fund

Approval of Investment Advisory and Service Agreement (continued)

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Mutual Fund	28

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.

D&T's reports on the fund's financial statements as of and for the fiscal years ended October 31, 2024 and October 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund's financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter was filed as an exhibit to the fund’s Form N-CSR for the period ended October 31, 2025.

During the fund's fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Mutual Fund

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: July 08, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: July 08, 2026

By   /s/ Mariah L. Coria

Mariah L. Coria, Treasurer and

Principal Financial Officer

Date: July 08, 2026